Summary of Assets Held for Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		$ 1.0	$ 31.0
Arctic Platinum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		1.0
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		1.0	31.0
Discontinued Operations, Held-for-sale [Member] | Arctic Platinum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	[1]	$ 1.0	$ 31.0

[1]	Refer to note 4 for details on the impairment in fiscal 2015.